Schedule of investments

Delaware Corporate Bond Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.35%
Cheniere Energy 144A 4.875% exercise price $93.64,
maturity date 5/28/21 # ❆	3,570,000	$3,479,883
PDC Energy 1.125% exercise price $85.39, maturity date
9/15/21	260,000	214,845
Total Convertible Bonds (cost $3,815,088)		3,694,728

Corporate Bonds – 93.58%
Banking - 21.49%
Ally Financial 8.00% 11/1/31	1,840,000	2,247,247
Banco Bilbao Vizcaya Argentaria 6.50%µy	2,000,000	1,818,890
Bank of America
1.311% (LIBOR03M + 0.32%) 7/26/21 •	2,360,000	2,343,634
2.496% 2/13/31 µ	3,650,000	3,702,473
2.592% 4/29/31 µ	1,025,000	1,051,558
2.625% 10/19/20	2,820,000	2,839,375
2.738% 1/23/22 µ	3,270,000	3,292,144
5.125%µy	2,555,000	2,512,063
Bank of Montreal 1.85% 5/1/25	3,000,000	3,011,003
Barclays 5.20% 5/12/26	9,452,000	10,220,589
BBVA USA
2.875% 6/29/22	3,360,000	3,380,535
3.875% 4/10/25	4,205,000	4,260,682
Citigroup
3.106% 4/8/26 µ	10,250,000	10,752,105
4.044% 6/1/24 µ	5,350,000	5,717,433
4.70%µy	1,426,000	1,243,294
Citizens Financial Group 2.85% 7/27/26	11,170,000	11,212,696
Credit Suisse Group
144A 2.593% 9/11/25 #µ	8,630,000	8,618,790
144A 5.10%#µy	4,295,000	3,849,394
144A 6.375%#µy	3,600,000	3,549,006
Deutsche Bank 6.00%µy	1,600,000	1,164,000
Fifth Third Bancorp 2.375% 1/28/25	2,545,000	2,588,004
Goldman Sachs Group
2.60% 2/7/30	3,490,000	3,454,767
3.50% 4/1/25	3,085,000	3,287,093
JPMorgan Chase & Co.
2.522% 4/22/31 µ	3,330,000	3,406,596
3.109% 4/22/41 µ	1,765,000	1,833,496
3.109% 4/22/51 µ	2,650,000	2,746,142
4.023% 12/5/24 µ	5,010,000	5,420,768
4.60%µy	1,000	898
5.00%µy	3,565,000	3,317,928

NQ-460 [4/20] 6/20 (1204425) 1

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group 2.438% 2/5/26 µ	2,100,000	$2,100,001
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 •	3,455,000	3,416,788
3.622% 4/1/31 µ	2,370,000	2,610,649
5.00% 11/24/25	5,080,000	5,744,380
Northern Trust 1.95% 5/1/30	4,800,000	4,789,214
PNC Bank 4.05% 7/26/28	3,035,000	3,415,525
PNC Financial Services Group 2.60% 7/23/26	11,865,000	12,398,041
Popular 6.125% 9/14/23	5,020,000	4,868,396
Regions Financial 3.80% 8/14/23	3,335,000	3,525,569
Royal Bank of Scotland Group
3.754% 11/1/29 µ	3,245,000	3,237,308
8.625%µy	3,555,000	3,641,920
Santander UK 144A 5.00% 11/7/23 #	1,043,000	1,095,113
State Street 144A 2.901% 3/30/26 #µ	1,465,000	1,558,103
Truist Bank
2.15% 12/6/24	5,920,000	6,059,758
2.25% 3/11/30	3,920,000	3,813,757
2.636% 9/17/29 µ	12,015,000	11,589,808
UBS
144A 1.75% 4/21/22 #	1,470,000	1,477,203
7.625% 8/17/22	3,430,000	3,706,081
UBS Group
6.875%µy	4,275,000	4,306,956
7.125%µy	860,000	870,535
US Bancorp 3.00% 7/30/29	12,710,000	13,361,831
Wells Fargo & Co.
3.068% 4/30/41 µ	5,425,000	5,361,442
5.95% 12/15/36	5,260,000	6,005,896
Wells Fargo Bank 2.60% 1/15/21	4,715,000	4,764,621
		226,561,498
Basic Industry - 5.64%
Air Products and Chemicals
1.50% 10/15/25	665,000	671,018
1.85% 5/15/27	850,000	860,934
2.05% 5/15/30	1,380,000	1,406,347
2.80% 5/15/50	1,115,000	1,135,764
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,566,049
Chevron Phillips Chemical 144A 5.125% 4/1/25 #	1,510,000	1,645,308
DuPont de Nemours 2.169% 5/1/23	3,895,000	3,918,210
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,848,716

2 NQ-460 [4/20] 6/20 (1204425)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific
144A 1.75% 9/30/25 #	2,545,000	$2,551,351
144A 2.10% 4/30/27 #	2,025,000	2,024,793
144A 2.30% 4/30/30 #	4,575,000	4,576,007
8.00% 1/15/24	4,345,000	5,290,742
LYB International Finance III 2.875% 5/1/25	1,865,000	1,886,080
Methanex 5.25% 12/15/29	1,040,000	878,432
Newmont
2.25% 10/1/30	2,070,000	2,052,922
2.80% 10/1/29	8,145,000	8,408,172
Sasol Financing USA 6.50% 9/27/28	1,165,000	768,900
Steel Dynamics 2.80% 12/15/24	1,675,000	1,640,376
Syngenta Finance 144A 3.933% 4/23/21 #	2,560,000	2,528,200
Teck Resources 6.25% 7/15/41	5,135,000	4,845,813
		59,504,134
Brokerage - 1.63%
Charles Schwab 5.375%µy	3,280,000	3,411,200
Jefferies Group
4.15% 1/23/30	1,725,000	1,715,920
6.45% 6/8/27	5,627,000	6,324,960
6.50% 1/20/43	1,575,000	1,666,782
National Securities Clearing 144A 1.20% 4/23/23 #	4,105,000	4,107,876
		17,226,738
Capital Goods - 5.25%
Caterpillar
2.60% 4/9/30	3,365,000	3,569,922
3.25% 4/9/50	3,075,000	3,353,636
Crown Americas 4.75% 2/1/26	1,115,000	1,153,579
General Dynamics
3.25% 4/1/25	460,000	502,451
4.25% 4/1/40	3,820,000	4,705,785
4.25% 4/1/50	2,210,000	2,863,187
General Electric
3.45% 5/1/27	2,010,000	2,046,993
3.625% 5/1/30	1,570,000	1,578,170
4.35% 5/1/50	2,825,000	2,842,371
5.55% 5/4/20	395,000	395,000
L3Harris Technologies 144A 3.85% 6/15/23 #	1,690,000	1,772,389
Otis Worldwide
144A 2.056% 4/5/25 #	2,470,000	2,515,913
144A 2.565% 2/15/30 #	4,920,000	4,961,258
144A 3.112% 2/15/40 #	2,540,000	2,510,170

NQ-460 [4/20] 6/20 (1204425) 3

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide
144A 3.362% 2/15/50 #	2,543,000	$2,600,162
Roper Technologies 2.35% 9/15/24	8,215,000	8,342,391
Waste Connections
2.60% 2/1/30	5,640,000	5,757,662
3.05% 4/1/50	3,945,000	3,919,824
		55,390,863
Communications - 13.94%
AMC Networks 4.75% 8/1/25	2,450,000	2,250,448
American Tower 3.375% 5/15/24	8,670,000	9,264,128
AT&T
4.35% 3/1/29	2,360,000	2,656,211
4.50% 3/9/48	2,245,000	2,555,229
4.90% 8/15/37	2,785,000	3,227,102
Charter Communications Operating
2.80% 4/1/31	1,090,000	1,098,698
3.70% 4/1/51	2,285,000	2,230,513
4.908% 7/23/25	4,190,000	4,728,523
Comcast
3.20% 7/15/36	8,000,000	8,673,066
3.75% 4/1/40	1,045,000	1,204,720
Crown Castle International 5.25% 1/15/23	5,000,000	5,474,082
CSC Holdings 144A 5.375% 2/1/28 #	1,562,000	1,639,866
Deutsche Telekom 144A 3.625% 1/21/50 #	4,110,000	4,523,430
Discovery Communications 5.00% 9/20/37	5,915,000	6,504,520
Fox 4.03% 1/25/24	5,910,000	6,386,700
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,151,227
Sprint Spectrum
144A 3.36% 9/20/21 #	1,453,125	1,461,335
144A 4.738% 3/20/25 #	4,195,000	4,445,861
Telefonica Emisiones 5.52% 3/1/49	7,300,000	9,144,957
Time Warner Cable 7.30% 7/1/38	5,490,000	7,262,690
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,750,300
T-Mobile USA
144A 3.50% 4/15/25 #	2,300,000	2,425,925
144A 3.875% 4/15/30 #	6,070,000	6,670,020
144A 4.375% 4/15/40 #	1,715,000	1,945,770
144A 4.50% 4/15/50 #	2,380,000	2,784,957
Verizon Communications
3.15% 3/22/30	1,280,000	1,419,878
4.00% 3/22/50	875,000	1,098,955
4.50% 8/10/33	13,130,000	16,275,583

4 NQ-460 [4/20] 6/20 (1204425)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
ViacomCBS
4.375% 3/15/43	7,205,000	$6,976,222
4.95% 1/15/31	2,050,000	2,183,634
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,000,000	2,085,700
Vodafone Group
4.25% 9/17/50	2,635,000	2,915,884
4.875% 6/19/49	6,320,000	7,576,310
		146,992,444
Consumer Cyclical - 2.95%
Costco Wholesale
1.60% 4/20/30	3,525,000	3,490,969
1.75% 4/20/32	1,455,000	1,450,863
Dollar General 3.50% 4/3/30	4,245,000	4,666,083
Dollar Tree 4.00% 5/15/25	4,735,000	5,121,004
Ford Motor 8.50% 4/21/23	4,315,000	4,288,031
General Motors 6.25% 10/2/43	2,235,000	1,941,988
General Motors Financial 5.25% 3/1/26	827,000	795,071
Home Depot 2.70% 4/15/30	1,985,000	2,120,155
TJX
3.875% 4/15/30	2,420,000	2,703,695
4.50% 4/15/50	1,290,000	1,586,597
VF 2.40% 4/23/25	2,880,000	2,925,035
		31,089,491
Consumer Non-Cyclical - 5.93%
AbbVie 144A 2.95% 11/21/26 #	4,370,000	4,633,359
Amgen 1.90% 2/21/25	8,620,000	8,831,555
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	7,925,000	8,842,993
Biogen
2.25% 5/1/30	5,015,000	4,997,125
3.15% 5/1/50	4,710,000	4,576,959
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	2,455,000	2,622,573
Cigna
2.40% 3/15/30	250,000	252,445
3.20% 3/15/40	125,000	128,874
Coca-Cola
1.45% 6/1/27	1,185,000	1,182,443
2.50% 6/1/40	1,360,000	1,356,663
CVS Health 4.78% 3/25/38	850,000	1,004,533
Diageo Capital 1.375% 9/29/25	4,055,000	4,051,119
General Mills 2.875% 4/15/30	2,585,000	2,767,106
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,382,088
Kroger 2.20% 5/1/30	1,945,000	1,953,842

NQ-460 [4/20] 6/20 (1204425) 5

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mondelez International 1.50% 5/4/25	2,910,000	$2,894,402
Perrigo Finance Unlimited 4.375% 3/15/26	5,485,000	5,869,111
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,183,563
		62,530,753
Electric - 13.66%
AES 4.50% 3/15/23	2,094,000	2,100,114
Avangrid 3.20% 4/15/25	5,061,000	5,343,887
CenterPoint Energy 3.85% 2/1/24	4,685,000	5,008,314
ComEd Financing III 6.35% 3/15/33	4,635,000	4,947,863
Consumers Energy 3.50% 8/1/51	7,345,000	8,932,429
Dominion Energy 4.65%µy	6,480,000	6,306,304
Duke Energy 4.875%µy	4,575,000	4,532,430
Edison International
3.125% 11/15/22	3,330,000	3,408,254
4.95% 4/15/25	2,200,000	2,391,179
Emera 6.75% 6/15/76 µ	4,212,000	4,459,455
Entergy Arkansas 4.20% 4/1/49	2,840,000	3,596,796
Entergy Louisiana 2.90% 3/15/51	2,850,000	3,032,213
Entergy Mississippi 3.85% 6/1/49	860,000	1,033,981
Entergy Texas 3.55% 9/30/49	2,030,000	2,315,372
Evergy Kansas Central 3.45% 4/15/50	8,605,000	9,883,939
Exelon 4.05% 4/15/30	3,210,000	3,667,829
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	5,253,137
Idaho Power 4.20% 3/1/48	2,015,000	2,608,345
Interstate Power & Light 4.10% 9/26/28	3,500,000	3,980,455
IPALCO Enterprises
3.70% 9/1/24	2,075,000	2,177,335
144A 4.25% 5/1/30 #	2,490,000	2,645,296
Louisville Gas & Electric 4.25% 4/1/49	6,020,000	7,555,382
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	1,841,000	1,881,453
Nevada Power 3.125% 8/1/50	5,095,000	5,459,327
NRG Energy
144A 3.75% 6/15/24 #	1,985,000	2,032,950
144A 4.45% 6/15/29 #	3,180,000	3,275,682
NV Energy 6.25% 11/15/20	2,975,000	3,051,994
PacifiCorp
2.70% 9/15/30	755,000	821,626
3.30% 3/15/51	1,050,000	1,182,061
San Diego Gas & Electric 3.32% 4/15/50	2,015,000	2,196,789
Southern California Edison
3.65% 2/1/50	3,640,000	3,953,426

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.875% 3/1/49	3,555,000	$4,528,065
6.00% 1/15/34	1,415,000	1,818,668
Southwestern Electric Power 4.10% 9/15/28	6,105,000	6,829,756
Vistra Operations
144A 3.55% 7/15/24 #	4,865,000	4,904,380
144A 3.70% 1/30/27 #	2,185,000	2,152,654
144A 4.30% 7/15/29 #	2,975,000	2,962,498
Xcel Energy 3.40% 6/1/30	1,590,000	1,771,457
		144,003,095
Energy - 5.65%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	5,215,000	5,580,710
Continental Resources 3.80% 6/1/24	3,840,000	3,177,600
Energy Transfer Operating
6.25% 4/15/49	4,830,000	4,820,510
7.125%µy	6,840,000	5,459,175
Marathon Oil 4.40% 7/15/27	5,205,000	4,042,476
MPLX
4.125% 3/1/27	10,090,000	9,759,020
5.50% 2/15/49	2,435,000	2,430,722
Noble Energy 4.20% 10/15/49	6,095,000	4,167,478
NuStar Logistics 5.625% 4/28/27	2,585,000	2,338,520
ONEOK 7.50% 9/1/23	4,985,000	5,368,054
Sabine Pass Liquefaction 5.75% 5/15/24	5,514,000	5,786,522
Targa Resources Partners 5.875% 4/15/26	2,370,000	2,114,514
Transcanada Trust 5.50% 9/15/79 µ	4,775,000	4,496,832
		59,542,133
Finance Companies - 0.83%
AerCap Ireland Capital 3.65% 7/21/27	1,630,000	1,358,381
Air Lease 3.00% 2/1/30	4,513,000	3,614,480
International Lease Finance 8.625% 1/15/22	2,500,000	2,551,614
USAA Capital 144A 2.125% 5/1/30 #	1,220,000	1,258,618
		8,783,093
Insurance - 3.84%
Berkshire Hathaway Finance 1.85% 3/12/30	8,505,000	8,738,215
Brighthouse Financial 4.70% 6/22/47	7,475,000	6,461,711
Centene
144A 3.375% 2/15/30 #	3,160,000	3,197,446
144A 4.625% 12/15/29 #	2,035,000	2,237,788
MetLife 144A 9.25% 4/8/38 #	2,160,000	2,854,148
Metropolitan Life Global Funding I 144A 2.95% 4/9/30 #	4,135,000	4,444,073
Reinsurance Group of America 3.90% 5/15/29	8,090,000	8,509,136

NQ-460 [4/20] 6/20 (1204425) 7

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Travelers 2.55% 4/27/50	4,085,000	$4,085,298
		40,527,815
Natural Gas - 0.27%
NiSource 3.60% 5/1/30	2,585,000	2,882,524
		2,882,524
Real Estate Investment Trusts - 2.26%
Alexandria Real Estate Equities 4.90% 12/15/30	915,000	1,097,092
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,026,172
CubeSmart 3.00% 2/15/30	5,540,000	5,416,650
Life Storage 4.00% 6/15/29	945,000	984,641
LifeStorage 3.50% 7/1/26	2,745,000	2,797,732
UDR 3.00% 8/15/31	5,215,000	5,253,844
WP Carey 4.60% 4/1/24	2,120,000	2,210,748
		23,786,879
Technology - 8.44%
Amphenol 2.05% 3/1/25	11,425,000	11,386,702
Broadcom
144A 4.70% 4/15/25 #	1,315,000	1,451,651
144A 5.00% 4/15/30 #	2,075,000	2,328,114
Citrix Systems 3.30% 3/1/30	4,705,000	4,778,198
Fiserv 3.20% 7/1/26	6,530,000	7,009,367
Global Payments 2.65% 2/15/25	9,595,000	9,879,201
International Business Machines
1.95% 5/15/30	3,030,000	3,018,759
3.00% 5/15/24	7,490,000	8,031,206
KLA 3.30% 3/1/50	8,680,000	8,500,088
Lam Research
1.90% 6/15/30	800,000	797,360
2.875% 6/15/50	3,685,000	3,675,308
Microchip Technology
3.922% 6/1/21	1,335,000	1,357,546
4.333% 6/1/23	9,520,000	9,878,952
NXP
144A 2.70% 5/1/25 #	505,000	511,726
144A 3.40% 5/1/30 #	975,000	984,208
144A 4.30% 6/18/29 #	1,104,000	1,175,542
144A 4.875% 3/1/24 #	7,660,000	8,323,935
Oracle 2.95% 4/1/30	3,445,000	3,774,111
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,095,439
		88,957,413

8 NQ-460 [4/20] 6/20 (1204425)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation - 1.08%
Union Pacific
2.40% 2/5/30	3,270,000	$3,374,148
3.25% 2/5/50	6,105,000	6,295,648
United Airlines 2019-1 Class AA Pass Through Trust
4.15% 8/25/31 ⯁	1,973,205	1,751,571
		11,421,367
Utilities - 0.72%
Essential Utilities
2.704% 4/15/30	1,815,000	1,863,582
3.351% 4/15/50	1,765,000	1,848,427
4.276% 5/1/49	3,270,000	3,849,861
		7,561,870
Total Corporate Bonds (cost $971,861,967)		986,762,110

Loan Agreements – 0.92%
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	1,297,545	1,125,620
Numericable US Tranche B-13 4.814% (LIBOR01M +
4.00%) 8/14/26 •	2,462,500	2,299,017
Stars Group Holdings 4.95% (LIBOR03M + 3.50%)
7/10/25 •	1,221,301	1,209,088
USI Tranche B 3.404% (LIBOR01M + 3.00%) 5/16/24 •	2,455,919	2,312,659
Zayo Group Holdings 3.404% (LIBOR01M + 3.00%)
3/9/27 •	2,900,000	2,732,345
Total Loan Agreements (cost $10,259,102)		9,678,729

US Treasury Obligation – 1.22%
US Treasury Bond
2.00% 2/15/50	10,945,000	12,862,940
Total US Treasury Obligation (cost $13,027,543)		12,862,940

	Number of shares
Convertible Preferred Stock – 0.37%
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity dat e 3/31/28	22,731	1,005,392
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 y	2,808	2,899,260
Total Convertible Preferred Stock (cost $4,053,106)		3,904,652

NQ-460 [4/20] 6/20 (1204425) 9

Schedule of investments

Delaware Corporate Bond Fund (Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.73%
GMAC Capital Trust I 7.477% (LIBOR03M + 5.785%) •	50,000	$1,127,500
Morgan Stanley 5.55% µ	6,825,000	6,280,570
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#•	400,000	314,698
Total Preferred Stock (cost $8,143,199)		7,722,768

Short-Term Investments – 2.32%
Money Market Mutual Funds - 2.32%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	4,889,451	4,889,451
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	4,889,451	4,889,451
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	4,889,451	4,889,451
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	4,889,450	4,889,450
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	4,889,450	4,889,450
Total Short-Term Investments (cost $24,447,253)		24,447,253

Total Value of Securities – 99.49%
(cost $1,035,607,258)		1,049,073,180
Receivables and Other Assets Net of Liabilities – 0.51% ★		5,392,576
Net Assets Applicable to 172,807,440 Shares Outstanding – 100.00%		$1,054,465,756

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $166,195,341, which represents
15.76% of the Fund’s net assets.
⯁	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	PIK. 100% of the income received was in the form of cash.
★	Includes $1,009,800 cash collateral held for futures contracts as of April 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference

10 NQ-460 [4/20] 6/20 (1204425)

(Unaudited)

rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at April 30, 2020:

Futures Contracts
						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
	Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
	US Treasury 10
201	yr Notes	$27,951,563	$26,643,989	6/19/20	$1,307,574	$18,844
	US Treasury
86	Long Bonds	15,568,687	14,103,545	6/19/20	1,465,142	(29,563)
Total Futures Contracts			$40,747,534		$2,772,716	$(10,719)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
USD – US Dollar
yr – Year

NQ-460 [4/20] 6/20 (1204425) 11